Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Amount recorded in deficit	$ (2,458)	$ (2,567)
NCIB Program
Disclosure of classes of share capital [line items]
Total shares purchased (in shares)	13,467,400	7,537,500
Average purchase price per share	$ 10.59	$ 11.49
Total cost (millions)	$ 143	$ 87
Book value of shares cancelled	146	80
Amount recorded in deficit	$ 3	$ (7)